Deferred Revenue	12 Months Ended
Sep. 30, 2023
Deferred Revenue
Deferred Revenue
9.	Deferred Revenue

Activity for deferred revenue for the years ended September 30, 2023 and 2022 is as follows:

	For the year ended	For the year ended
	September 30, 2023	September 30, 2022
Beginning balance	$3,036	$2,452
Acquisitions	1,234	553
Operations	241	31
Ending balance	$4,511	$3,036